Taxes and contributions (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Taxes [Abstract]
Services tax	[1]	R$ 14,837	R$ 1,382
Value-added tax on sales and services	[2]	3,830	3,596
Social integration program	[3]	9,918	2,690
Social contribution on revenues	[3]	59,358	16,544
Income tax and social contribution	[4]	35,474
Other		1,264	690
Total		124,681	24,902
Judicial deposits
Services tax	[5]	(11,375)
Value-added tax on sales and services	[5]	(2,665)
Social integration program	[5]	(8,188)	(2,516)
Social contribution on revenues	[5]	(50,389)	(15,475)
Total	[5]	(72,617)	(17,991)
Total		R$ 52,064	R$ 6,911

[1]	Refers to taxes on revenue of transaction activities.
[2]	Refers to the Value-added Tax on Sales and Services (ICMS) amounts due by Net+Phone, related to tax substitution and tax rate differential, applied on sales of credit and debit card readers.
[3]	Refers mainly to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS) charged on financial income.
[4]	Refers to the income tax and social contribution payable on current income taxes and contribution.
[5]	PagSeguro Group obtained court decisions to deposit the amount related to the payments in escrow for matters discussed in items 'i', 'ii' and 'iii' above.